Net sales by product - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Net sales	R$ 12,153,145	R$ 12,273,546	R$ 37,001,961	R$ 33,226,284
Total of products
Disclosure of operating segments [line items]
Net sales			37,001,961	33,226,284
Market pulp (1)
Disclosure of operating segments [line items]
Net sales			27,949,498	26,397,840
Printing and writing paper (2)
Disclosure of operating segments [line items]
Net sales			5,985,698	5,846,679
Paperboard
Disclosure of operating segments [line items]
Net sales			3,036,987	933,513
Other
Disclosure of operating segments [line items]
Net sales			R$ 29,778	R$ 48,252
Fluff pulp
Disclosure of operating segments [line items]
Percentage of entity's revenue			0.70%	0.70%
Tissue
Disclosure of operating segments [line items]
Percentage of entity's revenue			5.70%	6.10%